DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about derivative liabilities [Table Text Block]
(In thousands of U.S. Dollars)	Fair value
At January 1, 2017	$938
Change in fair value estimates	(351)
At December 31, 2017	587
Issuance of convertible notes	343
Change in fair value estimates	(358)
At December 31, 2018	$572